Expense Example, No Redemption - Class ACIS - DWS Intermediate Tax-Free Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 345
3 Years	510
5 Years	689
10 Years	1,207
Class C
Expense Example, No Redemption:
1 Year	148
3 Years	478
5 Years	831
10 Years	1,827
INST Class
Expense Example, No Redemption:
1 Year	46
3 Years	166
5 Years	297
10 Years	680
Class S
Expense Example, No Redemption:
1 Year	46
3 Years	181
5 Years	329
10 Years	$ 758